UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON PARTNERS CALIFORNIA

MUNICIPALS FUND

FORM N-Q

MAY 31, 2009

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 96.0%
Education - 3.2%
	California EFA Revenue:
$1,020,000	5.500% due 7/1/15	$904,903
2,980,000	Claremont University Center, 5.000% due 3/1/24	3,006,075
8,320,000	Occidental College, 5.300% due 10/1/38	8,603,961
3,000,000	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, FGIC, 5.000% due 5/1/31	2,562,840
	California Municipal Finance Authority Revenue, Biola University:
2,500,000	5.800% due 10/1/28	2,272,950
2,000,000	5.875% due 10/1/34	1,779,940
5,545,000	California State University Revenue, Refunding, FSA, 5.000% due 11/1/37	5,278,452
1,000,000	Fullerton University Foundation, Auxiliary Organization Revenue, NATL, 5.750% due 7/1/30	1,021,440

	Total Education	25,430,561

Hospitals - 11.2%
	California Health Facilities Financing Authority Revenue:
10,000,000	Adventist Health System, 5.750% due 9/1/39	9,857,900
2,500,000	Marshall Hospital, California Mortgage Insurance, 5.250% due 11/1/18	2,482,850
3,750,000	Providence Health & Services System, 6.500% due 10/1/38	4,028,925
	Sutter Health, FSA:
510,000	5.125% due 8/15/17	510,087
520,000	5.250% due 8/15/27	519,969
2,050,000	Unrefunded Balance, Catholic-2005-A, NATL, 5.125% due 7/1/24	1,994,773
1,870,000	Unrefunded Balance, NATL, 5.000% due 8/15/19	1,889,728
	California Statewide CDA, Revenue:
	Catholic Healthcare West:
5,000,000	5.500% due 7/1/30	4,810,950
6,000,000	5.625% due 7/1/35	5,764,260
17,475,000	Enloe Medical Center, 6.250% due 8/15/33	17,729,261
10,000,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	10,728,600
6,035,000	Health Facility, Los Angeles Jewish Home for the Aging, 5.000% due 11/15/37	5,064,391
	NATL, Ridgecrest Regional:
9,210,000	5.000% due 8/1/32	8,031,396
6,000,000	5.000% due 2/1/37	5,038,260
11,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	10,922,890
1,000,000	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, NATL, 5.125% due 6/1/17	1,001,130

	Total Hospitals	90,375,370

Housing - 6.3%
	California Housing Finance Agency Revenue:
	Home Mortgage:
15,000,000	5.050% due 2/1/29 (a)	12,692,250
10,000,000	5.550% due 8/1/33 (a)	8,732,900
3,000,000	4.700% due 8/1/36 (a)	2,222,850
2,000,000	4.800% due 8/1/36 (a)	1,567,960
15,000,000	4.800% due 8/1/37 (a)	11,421,450
2,500,000	5.600% due 8/1/38 (a)	2,175,150
9,665,000	5.500% due 8/1/42 (a)	9,334,360
	Capital Appreciation:
170,000	Zero coupon bond to yield 11.493% due 8/1/16	76,304
160,000	FHA, zero coupon bond to yield 10.751% due 8/1/15	86,717
10,000	MGIC, 10.250% due 2/1/14	10,112
665,000	MFH III, NATL, 5.850% due 8/1/17 (a)	665,472
75,000	Single-Family Mortgage Purpose Program, 4.800% due 8/1/12 (a)	75,035

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Housing - 6.3% (continued)
$900,000	California Housing Finance Agency Single-Family Mortgage Purchase, NATL, 5.375% due 8/1/21 (a)	$850,842
155,000	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA- Collateralized, 6.000% due 12/1/31 (a)	155,904
660,000	San Francisco, CA, City & County RDA Multi-Family Revenue, 1045 Mission Apartments, GNMA-Collateralized, 5.200% due 12/20/17 (a)	659,168

	Total Housing	50,726,474

Industrial Development - 2.8%
5,250,000	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	4,233,180
1,500,000	California PCFA Revenue, San Diego Gas & Electric Co., 6.800% due 6/1/15 (a)	1,677,840
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue:
4,500,000	5.250% due 11/15/23	3,977,415
7,500,000	5.000% due 11/15/24	6,390,225
7,500,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/27	6,607,500

	Total Industrial Development	22,886,160

Leasing - 21.0%
2,000,000	Anaheim, CA, COP, Regular Fixed Option Bonds, NATL, 6.200% due 7/16/23	2,007,360
2,500,000	California State Public Works Board, Lease Revenue, Department of Corrections, NATL, 5.000% due 9/1/21	2,500,725
1,820,000	Castaic Lake, CA, Water Agency Revenue, COP, NATL, 5.000% due 8/1/36	1,663,152
4,000,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,908,840
770,000	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, FGIC, 6.750% due 7/1/12	825,147
15,000,000	El Dorado, CA, Irrigation District, COP, 5.750% due 8/1/39	15,165,300
15,000	Escondido, CA, Union High School District, COP, FGIC, 5.000% due 9/1/37	13,461
15,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Refunding, Enhanced Asset Backed, FGIC, 5.000% due 6/1/38	12,928,200
	Lodi, CA, Wastewater Systems Revenue, COP:
	FSA:
2,750,000	5.000% due 10/1/32	2,665,135
2,000,000	5.000% due 10/1/37	1,889,980
1,720,000	NATL, 5.000% due 10/1/23	1,759,423
20,000,000	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	21,636,400
4,000,000	Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, 5.000% due 9/1/38	3,688,640
	Modesto, CA, Irrigation District, COP:
15,000,000	5.500% due 7/1/35	14,614,350
15,000,000	Capital Improvements, 5.750% due 10/1/34	15,314,700
2,000,000	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC, 5.125% due 12/1/31	2,026,240
1,925,000	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA, 5.125% due 6/1/21	1,979,285
4,500,000	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, NATL, 5.500% due 11/1/29	4,505,175
	Riverside County, CA, COP, Historic Courthouse Project:
2,320,000	5.000% due 11/1/23	2,360,275
2,705,000	5.000% due 11/1/28	2,704,892
	San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC:
14,000,000	5.250% due 10/1/26	14,120,400
5,000,000	5.250% due 10/1/33	5,003,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Leasing - 21.0% (continued)
	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus:
$5,000,000	5.000% due 7/15/33	$4,836,500
2,000,000	5.000% due 7/15/36	1,911,320
	Santa Ana, CA:
2,875,000	Financing Authority Lease Revenue, Police Administration & Holding Facility, NATL, 6.250% due 7/1/24	2,915,998
5,000,000	USD, COP, Refunding, NATL, 5.250% due 4/1/37	4,606,800
2,795,000	Solano County, CA, COP, Capital Improvement Program, AMBAC, 5.000% due 11/15/19	2,836,953
5,340,000	Southern California Water Replenishment District Revenue, COP, 6.000% due 8/1/38	5,592,262
	Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC:
2,000,000	5.125% due 9/1/30	1,730,620
1,900,000	5.250% due 9/1/34	1,602,669
10,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, 5.500% due 10/1/18	9,813,500

	Total Leasing	169,127,102

Local General Obligation - 3.9%
2,000,000	Adelanto, CA, School District, GO, Capital Appreciation, FGIC, zero coupon bond to yield 6.700% due 9/1/18	1,263,320
15,170,000	Los Angeles, CA, Community College District, GO, 5.000% due 8/1/33	14,876,916
3,000,000	Placentia-Yorba Linda, CA, GO, USD, FGIC, 5.500% due 8/1/27	3,189,120
10,000,000	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, 5.625% due 10/1/37	10,629,200
1,000,000	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,093,910

	Total Local General Obligation	31,052,466

Other Revenue - 3.3%
17,900,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jackson Laboratory, 5.750% due 7/1/37	16,227,066
	California Infrastructure & Economic Development Bank, Revenue, Salvation Army Western, AMBAC:
2,120,000	5.000% due 9/1/27	2,163,736
3,065,000	5.000% due 9/1/28	3,120,691
5,550,000	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL, 5.000% due 2/1/21	5,317,621

	Total Other Revenue	26,829,114

Power - 4.7%
25,000,000	Imperial Irrigation District Electric Revenue, 5.125% due 11/1/38	24,570,000
7,000,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase, 5.500% due 11/15/37	5,951,260
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/24	7,550,550

	Total Power	38,071,810

Pre-Refunded/Escrowed to Maturity - 21.2%
	California Health Facilities Financing Authority Revenue, Kaiser Permanente:
1,750,000	5.250% due 10/1/14 (b)	1,772,680
3,500,000	FSA, 5.000% due 6/1/18 (b)	3,507,175
2,000,000	California State University Foundation Revenue, Monterey Bay, NATL, 5.350% due 6/1/31 (c)	2,175,940
1,487,000	California Statewide CDA, COP, Kaiser Permanente, 5.300% due 12/1/15 (b)	1,494,435

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 21.2% (continued)
$270,000	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (a)(b)	$342,735
20,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (c)	23,361,400
2,700,000	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, FSA, 6.250% due 8/1/11 (a)(b)	2,792,286
75,000	Martinez, CA, Home Mortgage Revenue, UGRIC, 10.750% due 2/1/16 (b)	97,796
270,000	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, 5.000% due 7/1/09 (c)	270,942
2,670,000	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL, 5.800% due 8/1/23 (b)	3,057,150
3,325,000	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 12/1/13 (a)(b)	4,090,814
6,000,000	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL, zero coupon bond to yield 11.625% due 10/1/16 (b)	4,869,300
300,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, NATL-IBC, 6.250% due 7/1/13 (b)	354,330
2,000,000	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL, 6.368% due 7/1/22 (b)	2,339,740
	Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	8.300% due 11/1/12 (a)(b)	3,132,813
1,000,000	7.800% due 5/1/21 (a)(b)	1,359,510
1,500,000	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA- Collateralized, 8.000% due 7/1/16 (a)(b)	1,977,255
2,000,000	San Bernardino County, CA, COP, Capital Facilities Project, 6.875% due 8/1/24 (b)	2,599,000
85,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	96,600
	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
5,000,000	Zero coupon bond to yield 7.700% due 1/1/14 (b)	4,486,750
60,000,000	Zero coupon bond to yield 7.750% due 1/1/16 (b)	50,035,800
17,500,000	Zero coupon bond to yield 7.750% due 1/1/17 (b)	13,544,475
25,000,000	Zero coupon bond to yield 7.750% due 1/1/18 (b)	18,502,000
20,000,000	Zero coupon bond to yield 7.750% due 1/1/19 (b)	14,117,400
4,310,000	San Marcos, CA, PFA, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19 (b)	3,019,500
210,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	233,944
1,250,000	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23 (b)	1,377,212
5,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (c)	5,425,050

	Total Pre-Refunded/Escrowed to Maturity	170,434,032

Resource Recovery - 0.3%
1,900,000	El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC, 5.125% due 10/1/27	1,780,699
250,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, 6.000% due 12/1/14	268,080

	Total Resource Recovery	2,048,779

Special Tax - 6.3%
5,000,000	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL, 5.500% due 9/1/33	5,134,500
	Folsom Public Financing Authority, Special Tax Revenue, AMBAC:
2,240,000	5.000% due 9/1/21	2,016,694

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Special Tax - 6.3% (continued)
$1,135,000	5.000% due 9/1/22	$1,170,491
1,845,000	5.000% due 9/1/23	1,881,070
6,485,000	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, NATL, 5.125% due 8/1/31	5,199,284
6,500,000	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC, 5.125% due 9/1/32	5,714,475
3,250,000	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, FSA, 5.500% due 9/1/14	3,249,805
2,500,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, FSA, Refunding, 5.250% due 9/1/20	2,512,950
2,800,000	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA, 5.250% due 9/1/18	2,806,552
5,500,000	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC, 5.000% due 7/1/28	5,502,035
1,500,000	Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL, 7.250% due 8/1/14	1,697,565
2,000,000	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, NATL, 7.000% due 9/1/10	2,127,860
	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA:
4,635,000	5.000% due 9/1/30	4,770,806
4,305,000	5.000% due 9/1/36	4,354,206
2,695,000	Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.000% due 11/1/30	2,143,361

	Total Special Tax	50,281,654

State General Obligation - 0.1%
1,000,000	California State, GO, Veterans Bonds, 9.500% due 2/1/10	1,051,500

Transportation - 3.3%
4,175,000	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, 5.000% due 4/1/34	4,104,735
1,250,000	Fresno, CA, Airport Revenue, FSA, 5.500% due 7/1/30	1,254,312
5,000,000	Sacramento County, CA, Airport System Revenue, FSA, 5.750% due 7/1/24 (a)	5,059,650
	San Francisco, CA, City & County, Airports Commission, International Airport Revenue:
10,000,000	6.750% due 5/1/19 (a)(d)(e)	10,455,600
6,000,000	Refunding, 5.250% due 5/1/26	5,953,260

	Total Transportation	26,827,557

Water & Sewer - 8.4%
6,000,000	Clovis, CA, Sewer Revenue, NATL, 5.200% due 8/1/28	6,055,440
2,790,000	La Puente, CA, Public Financing Authority, Sewer Revenue, FSA, 5.000% due 12/1/37	2,735,986
2,650,000	Los Angeles, CA, Department of Water & Power, Waterworks System Revenue, AMBAC, 5.000% due 7/1/26	2,744,261
10,000,000	Metropolitan Water District, Southern California Waterworks Revenue, FGIC, 5.000% due 10/1/26	10,385,200
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
10,000,000	5.250% due 5/15/39	9,925,000
6,875,000	FGIC, 5.000% due 5/15/20	6,880,294
3,205,000	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, NATL, 5.375% due 8/1/30	3,217,435
20,000,000	Santa Margarita-Dana Point, CA, Authority Revenue, AMBAC, 5.125% due 8/1/18	18,181,600
2,820,000	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue, AMBAC, 5.000% due 10/1/22	2,888,864

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 8.4% (continued)
$5,000,000	Western Municipal Water District Facilities Authority, CA, Water Revenue, 5.000% due 10/1/39	$4,847,850

	Total Water & Sewer	67,861,930

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $741,984,819)	773,004,509

SHORT-TERM INVESTMENTS - 0.8%
Education - 0.3%
	California Infrastructure & Economic Development Bank Revenue:
1,800,000	California Academy of Sciences, LOC-Bank of Nova Scotia, 0.150%, 6/1/09 (f)	1,800,000
400,000	Los Angeles County Museum, LOC-Allied Irish Bank PLC, 0.200%, 6/1/09 (f)	400,000

	Total Education	2,200,000

Hospital - 0.1%
700,000	California Statewide CDA Revenue, University Retirement Community, Radian, LOC-Bank of America N.A., 0.200%, 6/1/09 (f)	700,000

Power - 0.1%
1,000,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local, 0.200%, 6/1/09 (f)	1,000,000

Water & Sewer - 0.3%
2,700,000	Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A., 0.150%, 6/4/09 (f)	2,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,600,000)	6,600,000

	TOTAL INVESTMENTS - 96.8% (Cost - $748,584,819#)	779,604,509
	Other Assets in Excess of Liabilities - 3.2%	25,770,780

	TOTAL NET ASSETS - 100.0%	$805,375,289

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
LOC	— Letter of Credit

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation - Insured Bonds
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
Radian	— Radian Asset Assurance - Insured Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds
USD	— Unified School District

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	29.4%
AA/Aa	42.1
A	24.3
BBB/Baa	3.0
A-1/VMIG1/F1	0.9
NR	0.3

100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$779,604,509	—	$779,604,509	—

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,056,420
Gross unrealized depreciation	(23,036,730)

Net unrealized appreciation	$31,019,690

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not hold any derivative instruments.

4. Recent Accounting Pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That

Notes to Schedule of Investments (unaudited) (continued)

Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009